[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

January 31, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Amplify ETF Trust
File Nos.: 333-207937; 811-23108

Ladies and Gentlemen:

On behalf of the Amplify ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Amplify High Income ETF, Amplify Junior Silver Miners ETF, Amplify Cybersecurity ETF, Amplify Digital Payments ETF (formerly Amplify Mobile Payments ETF), Amplify BlueStar Israel Technology ETF, Amplify Etho Climate Leadership U.S. ETF, Amplify Alternative Harvest ETF, Amplify Bloomberg AI Value Chain ETF (formerly Amplify Global Cloud Technology ETF), Amplify Online Retail ETF, Amplify CWP Enhanced Dividend Income ETF, Amplify AI Powered Equity ETF, Amplify Transformational Data Sharing ETF, Amplify Lithium & Battery Technology ETF, Amplify BlackSwan Growth & Treasury Core ETF, Amplify Seymour Cannabis ETF, Amplify Travel Tech ETF, Amplify BlackSwan ISWN ETF, Amplify Thematic All-Stars ETF, Amplify BlackSwan Tech & Treasury ETF, Amplify Natural Resources Dividend Income ETF, Amplify International Enhanced Dividend Income ETF, Amplify Cash Flow Dividend Leaders ETF, Amplify Samsung SOFR ETF, Amplify Weight Loss Drug & Treatment ETF and Amplify CWP Growth & Income ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 349, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 28, 2025.

If you have any questions or comments, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney